UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6172

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Municipal Cash Management Plus
Statement of Investments
10/31/2004 (Unaudited)

Tax Exempt Investments--100.6%	Principal

	Amount ($)		Value ($)
	------------------------		--------------------------

Arizona-- 4.5%

Maricopa County Industrial Development Authority
MFHR, Refunding, VRDN
(San Martin Apartments Project) 1.82%
(Insured; FNMA and Liquidity Facility; FNMA)	6,500,000	a	6,500,000
Phoenix Civic Improvement Corporation, Airport Revenue
VRDN, Merlots Program 1.89% (Insured; FGIC
Liquidity Facility; Wachovia Bank)	4,685,000	a	4,685,000
Pima County Industrial Development Authority, MFHR
(Windsong Apartments Project) 1.50%, 12/9/2004	12,500,000	b	12,500,000

California-- 3.9%

FHLMC Multifamily VRDN Certificates
Housing Revenue, VRDN 1.91%
(Liquidity Facility; FHLMC and LOC; FHLMC)	16,910,436	a	16,910,436
Golden State Tobacco Securitization Corporation
Tobacco Settlement Revenue, VRDN 1.87%
(Liquidity Facility; Merrill Lynch)	4,000,000	a	4,000,000

Colorado-- 4.9%

Colorado Housing and Finance Authority, Revenue, VRDN
1.80% (Liquidity Facility; FHLB and LOC; CDC Funding
Corp.)	10,000,000	a	10,000,000
Denver City and County, Airport Revenue, Refunding
VRDN 1.87% (Insured; MBIA and
Liquidity Facility; Bank One)	5,000,000	a	5,000,000
Southern Ute Indian Tribe of Southern Ute Indian
Reservation, Industrial Revenue, VRDN 1.87%
(Liquidity Facility; Bank One)	11,000,000	a	11,000,000

Connecticut-- .5%

Connecticut Health and Educational Facilities Authority
Education Revenue, CP 1.67%
12/9/2004 (Yale University)	2,890,000		2,890,000

Delaware-- .8%

Delaware Economic Development Authority
Private Schools Revenue, VRDN
(St. Anne's Episcopal School Project)
1.85% (LOC; Wilmington Trust Co.)	4,000,000	a	4,000,000

District of Columbia-- 3.6%

Metropolitan Washington Airport Authority
Transportation Revenue, CP:
1.80%, 11/17/2004 (Liquidity Facility; WestLB AG)	6,000,000		6,000,000
1.70%, 12/6/2004 (Liquidity Facility; WestLB AG)	13,000,000		13,000,000

Florida-- 4.7%

City of Cape Coral, GO Notes, CP 1.40%, 1/13/2005
(LOC; Bank of America)	7,500,000		7,500,000
Orange County Health Facility Authority, Health Care
Facilities Revenue, CP, Refunding
1.65%, 1/20/2005 (LOC; Sun Trust Bank)	8,000,000		8,000,000
Orange County Housing Finance Authority, Homeowner
Revenue, VRDN 1.85%
(Insured: FNMA and GNMA and Liquidity
Facility; Lehman Liquidity LLC)	5,255,000	a	5,255,000
Orange County Industrial Development Authority, IDR
VRDN (Central Florida YMCA Project)
1.82% (LOC; Bank of America)	4,300,000	a	4,300,000

Georgia-- 2.4%

Atlanta Urban Residential Finance Authority
MFHR, VRDN (Auburn Glenn Apartments)
1.86% (LOC; Wachovia Bank)	5,000,000	a	5,000,000
County of Fulton, Health Care Facilities Revenue
VRDN (Canterbury Court Project) 1.80%
(LOC; HSH Nordbank)	7,500,000	a	7,500,000

Illinois-- 11.6%

Village of Channahon, Health Care Facilities Revenue
Refunding, VRDN (Morris Hospital) 1.85%
(LOC; US Bank N.A.)	4,610,000	a	4,610,000
City of Chicago, IDR, VRDN
(Victoria Limited LLC Project) 1.86%
(LOC; ABN-AMRO)	3,800,000	a	3,800,000
State of Illinois, GO Notes, VRDN
Merlots Program 1.84% (Insured; FGIC
and Liquidity Facility; Wachovia Bank)	5,380,000	a	5,380,000
Illinois Finance Authority:
Health Care Facilities Revenue
Refunding (OSF Health Care Systems)
2.50%, 11/15/2004	3,500,000		3,501,454
School Revenue 1.80%, 12/1/2004	4,000,000		4,001,787
Illinois Health Facilities Authority, Health Care Facilities
Revenue (Evanston Hospital Corp.):
1.20%, 11/15/2004	5,000,000		5,000,000
1.03%, 11/30/2004	5,000,000		5,000,000
Roaring Fork Municipal Products LLC, Revenue, VRDN:
1.91% (Insured; FNMA and Liquidity Facility: The Bank
of New York)	13,565,000	a	13,565,000
COP 1.84% (Liquidity Facility; The Bank of New York
and LOC; MBIA)	8,150,000	a	8,150,000
Upper Illinois River Valley Development Authority, SWDR
VRDN (Exolon-Esk Co. Project)
1.84% (LOC; Bank of America)	8,405,000	a	8,405,000

Indiana-- 3.7%

Indiana Educational Facilities Authority
College and University Revenue, VRDN
(Martin University Project)
1.79% (LOC; Key Bank)	3,370,000	a	3,370,000
Indiana Toll Road Commission
Toll Road Revenue, VRDN, Merlots Program 1.84%
(Liquidity Facility; Wachovia Bank)	3,380,000	a,b	3,380,000
St. Joseph County, Health Care Facility Revenue, VRDN
(South Bend Medical Foundation Project)
1.84% (LOC; National City Bank)	3,250,000	a	3,250,000
County of Vanderburgh, EDR, VRDN (Arbors Apartments
Project) 1.85% (LOC; ABN-AMRO)	9,575,000	a	9,575,000

Kansas-- .6%

City of Mission, MFHR, Refunding, VRDN
(The Falls Apartments Project) 1.87% (Insured; FNMA)	3,350,000	a	3,350,000

Kentucky-- 3.2%

Kenton County Airport Board, Special Facilities Revenue
VRDN (Airis Cincinnati LLC) 1.86% (LOC; Deutsche
Bank)	17,000,000	a	17,000,000

Maine-- 1.7%

City of Auburn, Obligation Securities Revenue, VRDN
(J&A Properties) 1.84% (LOC; Citizens Bank of
Massachusetts)	2,890,000	a	2,890,000
Finance Authority of Maine, Private Schools Revenue
VRDN (Kents Hill School) 1.79%
(LOC; Allied Irish Banks)	6,000,000	a	6,000,000

Maryland-- .4%

Maryland Economic Development Corporation, Revenue
Refunding, VRDN (United Cerebral Palsy Project)
1.88% (LOC; M&T Bank)	2,309,500	a	2,309,500

Massachusetts-- 3.2%

City of Chicopee, GO Notes, BAN 2%, 11/19/2004	5,000,000		5,001,037
City of Haverhill, GO Notes, BAN 2.25%, 4/1/2005
(Liquidity Facility; Bank of America))	5,065,000		5,086,721
Koch Certificates of Trust, Revenue, VRDN 1.91%
(Insured; AMBAC and Liquidity Facility; State
Street Bank & Trust Co.)	2,101,000	a	2,101,000
Massachusetts Development Finance Agency
Revenue, VRDN (North Field Mount Hermon)
1.85% (Insured; Radian Bank and Liquidity Facility;
Bank of America)	5,000,000	a	5,000,000

Michigan-- 5.9%

State of Michigan, GO Notes, CP
(Multimodal School 2004) 1.10%, 12/1/2004
(Liquidity Facility; DEPFA Bank PLC)	15,000,000		15,000,000
Michigan Hospital Finance Authority
Revenue, VRDN, Health Care Equipment Loan
Program 1.78% (LOC; ABN-AMRO)	5,000,000	a	5,000,000
Michigan Strategic Fund, LOR, VRDN:
(HME Inc. Project) 1.85% (LOC; Fifth Third Bank)	2,400,000	a	2,400,000
(Peckham Vocational Industries Project)
1.90% (LOC; ABN-AMRO)	2,625,000	a	2,625,000
(PFG Enterprises Inc. Project)
1.96% (LOC; Huntington NB)	2,375,000	a	2,375,000
Oakland County Economic Development Corporation
LOR, VRDN (Michigan Seamless Tube LLC)
1.92% (LOC; ABN-AMRO)	4,000,000	a	4,000,000

Minnesota-- 1.1%

Minnesota Housing Finance Agency, Revenue
VRDN (Residential Housing Finance) 1.82%
(Liquidity Facility; Lloyds TSB Bank PLC)	6,000,000	a	6,000,000

Nevada-- 1.9%

Las Vegas Valley, GO Notes, CP 1.68%, 1/13/2005
(LOC: BNP Paribas and Lloyds Bank PLC)	10,000,000		10,000,000

New Hampshire-- 1.3%

County of Carroll, GO Notes, TAN 2%, 12/29/2004	7,000,000		7,009,080

New Jersey-- .6%

Township of Brick, GO Notes, BAN 2%, 2/11/2005	3,014,000		3,017,576

New Mexico-- 1.1%

County of Dona Ana, IDR, VRDN (Foamex Products Inc.
Project) 1.84% (LOC; Bank of Nova Scotia)	5,900,000	a	5,900,000

New York-- 3.6%

Metropolitan Transportation Authority, Transportation
Revenue, CP 1.46%, 1/18/2005
(LOC; ABN-AMRO)	7,000,000		7,000,000
New York City Municipal Water Finance Authority
Water and Sewer Revenue, CP 1.85%, 3/3/2005
(Liquidity Facility: Dexia Credit Locale and
JPMorgan Chase Bank)	4,000,000		4,000,000
New York Counties Tobacco Trust I, Revenue, VRDN
1.87% (Liquidity Facility; Merrill Lynch
and LOC; Merrill Lynch)	8,000,000	a	8,000,000

North Carolina-- .3%

Burke County Industrial Facilities and Pollution Control
Financing Authority, Industrial Revenue, VRDN
(Bauer Industries Inc. Project) 1.91%
(LOC; Bank of Montreal)	1,655,000	a	1,655,000

Ohio-- 5.0%

Akron Bath Copley Joint Township Hospital District
Health Care Facilities Revenue, VRDN
(Summa Health Systems) 1.79% (LOC; Bank One)	10,000,000	a	10,000,000
Ohio State University, Education Revenue
General Receipts, CP 1.47%, 12/8/2004	9,840,000		9,840,000
Ohio Water Development Authority
Solid Waste Facilities Revenue, VRDN
(Pel Technologies Project) 1.84% (LOC; Key Bank)	7,000,000	a	7,000,000

Pennsylvania-- 7.2%

Cumberland County, GO Notes, VRDN
1.81% (Insured; AMBAC and Liquidity Facility;
Wachovia Bank)	4,545,000	a	4,545,000
Lancaster County Hospital Authority, Health Care
Facilities Revenue, VRDN
(Willow Valley Retirement Project) 1.86%
(Insured; Radian Bank and Liquidity Facility;
Bank of America)	6,000,000	a	6,000,000
Langhorne Manor Borough Higher Education and Health
Authority, Revenue, VRDN (Heritage Towers Project)
1.80% (LOC; Bank of America)	3,405,000	a	3,405,000
Montgomery County Industrial Development Authority
Industrial Revenue, VRDN (Recigno Laboratories)
1.96% (LOC; Wachovia Bank)	1,995,000	a	1,995,000
New Garden General Authority, Revenue, VRDN
Municipal Pooled Financing Program 1.84%
(Insured; FSA and Liquidity Facility; Bank of Nova
Scotia)	2,500,000	a	2,500,000
Philadelphia Authority for Industrial Development
Revenue, VRDN (New Courtland Elder Services
Project) 1.75% (LOC; PNC Bank)	4,000,000	a	4,000,000
Temple University of the Commonwealth System
of Higher Education, College and University
Revenue 2.25%, 5/2/2005	10,000,000		10,048,250
West Cornwall Township Municipal Authority, Revenue
VRDN, Pennsylvania General Government Loan
Program 1.80% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	6,000,000	a	6,000,000

Texas-- 9.4%

Bexar County Housing Finance Corporation, MFHR
VRDN (Gates Capernaum Apartments Project)
1.90% (Liquidity Facility; Merrill Lynch)	4,000,000	a	4,000,000
Brazos River Authority, PCR, Refunding, VRDN
(TXU Energy Co. Project)
1.82% (LOC; Citibank)	5,700,000	a	5,700,000
Harris County Health Facilities Development Authority
Revenue, VRDN:
(Methodist Hospital) 1.74%	4,000,000	a	4,000,000
(St. Luke's Episcopal Hospital)
1.74% (LOC: Bank of America, Bayerische
Landesbank, JPMorgan Chase Bank and
Northern Trust Co.)	11,000,000	a	11,000,000
Revenue Bond Certificate Series Trust, Various States
Revenue, VRDN (Pebble Brooke)
2% (GIC; AIG Funding Inc.)	7,000,000	a	7,000,000
City of San Antonio, Water and Sewer Revenue
CP 1.65%, 12/9/2004
(Liquidity Facility; Bank of America)	2,000,000		2,000,000
State of Texas, TRAN 3%, 8/31/2005	7,000,000		7,080,049
Texas Department of Housing and Commerce
Housing Revenue, CP 1.86%, 12/16/2004
(LOC; Bayerische Landesbank)	5,777,000		5,777,000
Texas Department of Housing and Community Affairs
SFMR 1.95%, 8/3/2005 (GIC; CDC Funding Corp.)	3,500,000		3,500,000

Utah-- 1.8%

Intermountain Power Agency, Electric Revenue
CP 1.41%, 11/17/2004 (Liquidity Facility: Bank
of America and Bank of Nova Scotia)	5,000,000		5,000,000
Salt Lake County, GO Notes, TRAN
2.50%, 12/30/2004	4,700,000		4,708,639

Virginia-- 2.1%

Norfolk Economic Development Authority
New Empowerment Zone Facility Revenue, VRDN
(Metropolitan Machine Corp. Project)
1.86% (LOC; Wachovia Bank)	7,100,000	a	7,100,000
Virginia Beach Development Authority, Industrial Revenue
Refunding, VRDN (Giant Square Shopping Center)
1.84% (LOC; Wachovia Bank)	3,850,000	a	3,850,000

Washington-- 5.1%

Everett Industrial Development Corporation
		Exempt Facilities Revenue, VRDN
		(Kimberly Clark Corp. Project) 1.85%		3,200,000	a	3,200,000
Seattle Housing Authority, Revenue, VRDN
		(Newholly Project-Phase III) 1.84% (LOC; Key Bank)		2,450,000	a	2,450,000
Washington Economic Development Finance Authority
		SWDR, VRDN:
		(Cedar Grove Composing Project)
		1.86% (LOC; Wells Fargo Bank)		5,900,000	a	5,900,000
		(Waste Management Project)
		1.85% (LOC; Bank of America)		5,500,000	a	5,500,000
Washington Housing Finance Commission, MFHR
		Refunding, VRDN (Avalon Ridge Apartments
		Project) 1.83% (Insured; FNMA)		10,000,000	a	10,000,000

Wisconsin-- 2.1%

Prescott School District, BAN 2.30%, 11/1/2005				4,000,000		4,010,720
Wisconsin School Districts Temporary Borrowing Program
		COP, Flow Management Program 2%, 11/1/2004
		(LOC; U.S. Bank NA)		7,000,000		7,000,000

Wyoming-- 2.4%

County of Campbell, IDR
		(Two Elk Power General Station Project)
		1.40%, 12/2/2004 (GIC; Bayerische Landesbank)		12,800,000		12,800,000

Total Investments (cost $534,658,249 )				100.6%		534,658,249

Liabilities, Less Cash and Receivables				(0.6%)		(3,417,315)

Net Assets				100.0%		531,240,934

Summary of Abbreviations

AMBAC		American Municipal Bond Assurance Corporation	IDR		Industrial Development Revenue
BAN		Bond Anticipation Notes	LOC		Letter of Credit
COP		Certificate of Participation	LOR		Limited Obligation Revenue
CP		Commercial Paper	MBIA		Municipal Bond Investors Assurance
EDR		Economic Development Revenue			Insurance Corporation
FGIC		Financial Guaranty Insurance Company	MFHR		Multi-Family Housing Revenue
FHLB		Federal Home Loan Bank	PCR		Pollution Control Revenue
FHLMC		Federal Home Loan Mortgage Corporation	SFMR		Single Family Mortgage Revenue
FNMA		Federal National Mortgage Association	SWDR		Solid Waste Disposal Revenue
FSA		Financial Security Assurance	TAN		Tax Anticipation Notes
GIC		Guaranteed Investment Contract	TRAN		Tax and Revenue Anticipation Notes
GNMA		Government National Mortgage Association	VRDN		Variable Rate Demand Notes
GO		General Obligation

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or			Standard & Poor's	Value %
---------------		-----------				-------------------------	------------------
F1+, F1		VMIG1, MIG1, P1				SP1+, SP1, A1+, A1	85.3

AAA, AA, A c	Aaa, Aa, A c	AAA, AA, A c	5.9
Not Rated d	Not Rated d	Not Rated d	8.8
			100.0

Notes to Statement of Investments:

a Securities payable on demand. Variable interest rate-subject to periodic change.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

d Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 15, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 15, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)